Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 28,243,123	$ 30,789,371
Mutual Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	27,509,215	30,020,891
Mutual Funds | Bond Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	3,447,255	3,712,198
Mutual Funds | Domestic Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	14,225,576	15,438,301
Mutual Funds | International Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,473,393	1,807,570
Mutual Funds | Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	8,362,991	9,062,822
Money Market Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	655,648	677,571
Other Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 78,260	$ 90,909